Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

	December
	31, 2011	Level 1	Level 2	Level 3
Cash and cash equivalents	$411,081	$411,081	$—	$—
Restricted cash	237,325	237,325	—	—
Derivative assets	21,050	—	21,050	—
Derivative liabilities	(27,159)	—	(27,159)	—
	$642,297	$648,406	$(6,109)	$—

Carrying Amounts And Fair Values Of Financial Instruments

	December 31, 2010		December 31, 2011
	Book value	Fair value	Book value	Fair value
Assets
Restricted cash	$222,464	$222,464	$237,325	$237,325
Derivative assets	55,211	55,211	21,050	21,050
Cash and cash equivalents	404,450	404,450	411,081	411,081
	$682,125	$682,125	$669,456	$669,456
Liabilities
Debt	$6,566,163	$6,177,381	$6,111,165	$5,710,399
Derivative liabilities	55,769	55,769	27,159	27,159
	$6,621,932	$6,233,150	$6,138,324	$5,737,558